Income taxes - Schedule of Global Tax Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
(Loss) income before income taxes	$ (1,118,101)	$ 1,266,495	$ (134,732)
Local statutory tax rate	12.50%	12.50%	12.50%
Tax variance as a result of global activities	$ (24,344)	$ 4,914	$ (390)
Permanent differences	115,681	(118,578)	(179,886)
(Loss) income before income taxes and income of investments accounted for under the equity method	(1,002,420)	1,147,917	(314,618)
Other permanent differences	400	7,400
Non-deductible expenses		19,100
Non-taxable income		18,900
Ireland
Income Tax Disclosure [Line Items]
(Loss) income before income taxes	$ (935,044)	$ 1,201,968	$ (160,739)
Local statutory tax rate	12.50%	12.50%	12.50%
Variance to Irish statutory income tax rate of 12.5%	0.00%	0.00%	0.00%
Tax variance as a result of global activities	$ 0	$ 0	$ 0
(Loss) income before income taxes and income of investments accounted for under the equity method	1,100,000	1,100,000
United States
Income Tax Disclosure [Line Items]
(Loss) income before income taxes	$ (61,625)	$ 42,253	$ 101,339
Local statutory tax rate	21.00%	21.00%	21.00%
Variance to Irish statutory income tax rate of 12.5%	8.50%	8.50%	8.50%
Tax variance as a result of global activities	$ (5,238)	$ 3,592	$ 8,614
Other
Income Tax Disclosure [Line Items]
(Loss) income before income taxes	$ (121,432)	$ 22,274	$ (75,332)
Local statutory tax rate	28.20%	18.40%	24.50%
Variance to Irish statutory income tax rate of 12.5%	15.70%	5.90%	12.00%
Tax variance as a result of global activities	$ (19,106)	$ 1,322	$ (9,004)
Other permanent differences	$ 3,700	116,900
Non-deductible expenses		152,800
Non-taxable income		$ 151,200